Related parties - Schedule of Compensation and Benefits of Key Management Personnel (Details) - Management Members Members of the Audit Committee and the Board of Directors - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Total	R$ (1,766)	R$ (1,271)	R$ (1,146)
Fees
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Total	(851)	(711)	(686)
Profit sharing
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Total	(548)	(321)	(275)
Post-employment benefits
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Total	(10)	(10)	(6)
Share-based payment plan
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Total	R$ (357)	R$ (229)	R$ (179)